Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 31,470	$ 19,344	$ 50,814
Onshore California [Member]
Total		18,859
Onshore Utah [Member]
Total		$ 485